Statement of Changes in Net Assets Available for Benefits - Retirement Savings Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 2,405,248
Master Trust termination	33,791
Interest and dividends	205,707
Other	(691)
Total net investment gain	2,644,055
Interest income on notes receivable from participants	15,758
Contributions:
Employer - Profit-sharing	70,049
Employer - Match and Non-elective	397,672
Participant	484,118
Rollovers	23,438
Total contributions	975,277
Total additions	3,635,090
Benefit payments	(1,792,578)
Administrative expenses	(3,596)
Total deductions	(1,796,174)
Net increase (decrease) in net assets available for benefit	1,838,916
Net assets available for benefits at beginning of year	17,072,320
Net assets available for benefits at end of year	$ 18,911,236